PENSION PLANS - Weighted-average assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Benefit obligations
Expected return on plan assets (in years)	10 years
U.S. Plans
Net pension expense
Discount rate	4.30%	3.35%
Benefit obligations
Discount rate	2.95%	4.30%
Non-U.S. Plans
Net pension expense
Discount rate	3.24%	3.27%
Expected return on plan assets	6.59%	5.17%
Rate of compensation increase	3.36%	3.04%
Benefit obligations
Discount rate	2.51%	3.24%
Rate of compensation increase	3.46%	3.36%